Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 14, 2019	Apr. 16, 2019
Equity (Details) [Line Items]
Capital contribution from shareholders				$ 3,580,260
Equity interest				6.25%
Ordinary share authorized (in Shares)		500,000,000
Ordinary shares, description		Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Issue of ordinary shares, description		the Company was committed to issue 1,350,068 Class A Ordinary Shares to a 6.25 % shareholder of Zhongchao Shanghai, who is now in the progress of changing from a shareholder of Zhongchao Shanghai to a direct investor of Zhongchao Cayman (Note 1). The 1,350,068 Class A Ordinary Shares, representing 6.25% economic beneficial interest, or 1.37% of the voting ownership interest of the Company as of December 31, 2020, or 5.42% economic beneficial interest, or 1.33% of the voting ownership interest
Sale of stock, description	the Company closed its initial public offering (IPO) on the Nasdaq Global Market. The Company offered 3,000,000 Class A Ordinary Shares in the IPO, par value $0.0001 per share, at $4.00 per share. In addition, the underwriters of the Company’s IPO have exercised in full their over-allotment option to purchase additional 315,000 Class A Ordinary Shares, at $4.00 per share. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $13.26 million, before deducting underwriting discounts and other related expenses
Aggregate number of shares (in Shares)		18,000
After-tax profits, percentage		10.00%
Reserve funds, percentage		50.00%
Accrued statutory reserve		$ 385,689	$ 395,274	$ 20,539
Percentage of retained earnings		10.00%	10.00%	10.00%
Statutory reserve funds		$ 801,502	$ 415,813
Net assets		$ 23,579,150
PRC enterprise income tax, description		The current PRC Enterprise Income Tax (“EIT”) Law also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% withholding tax rate, subject to approval from the related PRC tax authorities.
Class B Ordinary Share
Equity (Details) [Line Items]
Ordinary share stock issued (in Shares)					5,497,715	10,000
VIE [Member]
Equity (Details) [Line Items]
Statutory reserve funds		$ 801,502	415,813
Net assets			12,462,828
Retained earnings
Restricted net assets		$ 23,627,050	$ 12,462,828
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)		450,000,000	450,000,000
Ordinary share par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)		19,435,423	16,102,420
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)		50,000,000	50,000,000
Ordinary share par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)		5,497,715	5,497,715
Class A Ordinary Share
Equity (Details) [Line Items]
Ordinary share stock issued (in Shares)					14,752,352